Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity
Equity
6. Equity
Stockholders’ Equity (Predecessor)
In November 2020, the Company established its fifth “at the market” equity distribution program, or ATM program, pursuant to which, from time to time, it could offer and sell up to $900.0 million of registered shares of common stock through a group of banks acting as its sales agents (the “2020 ATM Program”). For the period from January 1, 2023 to February 2, 2023, there were no common stock issuances under the 2020 ATM Program. Upon closing of the Merger, on February 3, 2023, the 2020 ATM Program was terminated.
Pursuant to the terms and conditions of the Merger Agreement, at or immediately prior to, as applicable, the effective time of the Merger, each share of common stock of the Company, par value $0.01 per share (“Common Stock”), other than shares of Common Stock held by STORE Capital, the Parent Parties or any of their respective wholly-owned subsidiaries, issued and outstanding immediately prior to the merger effective time, was automatically cancelled and converted into the right to receive an amount in cash equal to the Merger Consideration, without interest.
Members’ Equity (Successor)
In connection with the Merger, the Company issued 1,000 common units (“Common Units”) to its members for an aggregate cash amount of $8.3 billion. Prior to the Merger, the Company issued 125 Series A Preferred Units (the “Preferred Units”) for an aggregate cash amount of $125,000. The issuance of the Preferred Units was made through a private placement in reliance on Section 4(a)(2) of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder.
In accordance with the Company’s operating agreement, members holding Preferred Units (“Preferred Members”) receive distributions bi-annually
and Members holding Common Units (“Common Members”) may receive distributions monthly. Common Members may be subject to capital calls. Except for their initial capital contribution, no Preferred Members may make any additional capital contributions. Additionally, no Preferred Members have the right to demand a withdrawal, reduction or return of their capital contributions or receive interest thereon.
The Preferred Units rank senior to the Common Units of the Company and to all other membership interests and equity securities issued by the Company with respect to distribution and redemption rights and rights upon liquidation, dissolution or winding up of the Company.